NET EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
For the computation of basic net earnings	14,542	14,046	10,503
Effect of dilution - share options	656		1
For the computation of diluted net earnings	15,198	14,046	10,504
Net profit (loss)
For the computation of basic net earnings	$ (76)	$ (14,110)	$ 278
Effect of dilution - share options	(7,423)
For the computation of diluted net earnings	$ (7,499)	$ (14,110)	$ 278